Pioneer Multi-Asset Income Fund
Schedule of Investments  |  October 31, 2023

A: PMAIX	C: PMACX	K: PMFKX	R: PMFRX	Y: PMFYX

Schedule of Investments  |  10/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.3%
	Senior Secured Floating Rate Loan Interests — 0.6% of Net Assets*(a)
	Advanced Materials — 0.0%†
977,500	Groupe Solmax, Inc., Initial Term Loan, 10.402% (Term SOFR + 475 bps), 5/29/28	$ 915,673
	Total Advanced Materials	$915,673

	Advertising Sales — 0.1%
1,954,315	Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.145% (Term SOFR + 350 bps), 8/21/26	$ 1,882,861
	Total Advertising Sales	$1,882,861

	Aerospace & Defense — 0.0%†
875,000	ADS Tactical, Inc., Initial Term Loan, 11.189% (Term SOFR + 575 bps), 3/19/26	$ 857,500
	Total Aerospace & Defense	$857,500

	Auto Parts & Equipment — 0.0%†
975,000	First Brands Group LLC, First Lien 2021 Term Loan, 10.881% (Term SOFR + 500 bps), 3/30/27	$ 963,625
	Total Auto Parts & Equipment	$963,625

	Building & Construction Products — 0.0%†
975,524	CP Atlas Buyer, Inc., Term B Loan, 9.174% (Term SOFR + 375 bps), 11/23/27	$ 905,408
	Total Building & Construction Products	$905,408

	Building-Maintenance & Service — 0.0%†
490,000	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.689% (Term SOFR + 525 bps), 6/29/28	$ 483,875
	Total Building-Maintenance & Service	$483,875

	Casino Services — 0.0%†
224,233(b)	Lucky Bucks LLC, Initial Term Loan, 10.935% (LIBOR + 750 bps), 7/30/27	$ 65,027
14,209	Lucky Bucks LLC, Priority First Out Exit Term Loan, 12.965% (Term SOFR + 750 bps), 10/2/28	13,783
25,142	Lucky Bucks LLC, Priority Second Out Term Loan, 12.964% (Term SOFR + 750 bps), 10/2/29	22,000
	Total Casino Services	$100,810

1Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Chemicals-Specialty — 0.1%
977,500	Mativ Holdings, Inc., Term B Loan, 9.189% (Term SOFR + 375 bps), 4/20/28	$ 965,281
	Total Chemicals-Specialty	$965,281

	Commercial Services — 0.0%†
551,790	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 8.939% (Term SOFR + 350 bps), 6/2/28	$ 503,095
	Total Commercial Services	$503,095

	Diagnostic Equipment — 0.0%†
488,750	Curia Global, Inc., First Lien 2021 Term Loan, 9.233% (Term SOFR + 375 bps), 8/30/26	$ 393,566
	Total Diagnostic Equipment	$393,566

	Dialysis Centers — 0.0%†
977,152	U.S. Renal Care, Inc., Closing Date Term Loan, 10.439% (Term SOFR + 500 bps), 6/20/28	$ 604,206
	Total Dialysis Centers	$604,206

	Distribution & Wholesale — 0.1%
1,948,454	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.182% (Term SOFR + 375 bps), 3/20/25	$ 1,846,768
977,500	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 8.938% (Term SOFR + 350 bps), 6/2/28	957,094
	Total Distribution & Wholesale	$2,803,862

	Electric-Generation — 0.0%†
358,422	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 10/2/25	$ 348,286
	Total Electric-Generation	$348,286

	Electronic Composition — 0.1%
976,287	Energy Acquisition LP, First Lien Initial Term Loan, 9.772% (Term SOFR + 425 bps), 6/26/25	$ 968,965
	Total Electronic Composition	$968,965

	Investment Management & Advisory Services — 0.1%
1,464,150	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.827% (Term SOFR + 350 bps), 5/30/25	$ 1,392,772
	Total Investment Management & Advisory Services	$1,392,772

Pioneer Multi-Asset Income Fund |  | 10/31/232

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Biomedical & Generation — 0.1%
1,228,125	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.439% (Term SOFR + 600 bps), 11/19/27	$ 1,228,125
	Total Medical-Biomedical & Generation	$1,228,125

	Protection-Safety — 0.0%†
490,000	APX Group, Inc., Initial Term Loan, 8.923% (Term SOFR + 325 bps), 7/10/28	$ 490,076
	Total Protection-Safety	$490,076

	Retail — 0.0%†
450,000	Torrid LLC, Closing Date Term Loan, 11.265% (Term SOFR + 550 bps), 6/14/28	$ 365,063
	Total Retail	$365,063

	Theaters — 0.0%†
487,245	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 8.447% (Term SOFR + 300 bps), 4/22/26	$ 399,372
	Total Theaters	$399,372

	Total Senior Secured Floating Rate Loan Interests (Cost $17,770,879)	$16,572,421

Shares
	Common Stocks — 44.8% of Net Assets
	Aerospace & Defense — 0.9%
809,556	Hensoldt AG	$ 23,898,895
	Total Aerospace & Defense	$23,898,895

	Air Freight & Logistics — 0.3%
337,254	Cia de Distribucion Integral Logista Holdings S.A.	$ 8,271,747
	Total Air Freight & Logistics	$8,271,747

	Automobile Components — 0.4%
255,600	Bridgestone Corp.	$ 9,556,228
	Total Automobile Components	$9,556,228

	Automobiles — 0.5%
843,600	Subaru Corp.	$ 14,245,055
	Total Automobiles	$14,245,055

	Banks — 7.6%
4,872,167	ABN AMRO Bank NV (C.V.A.) (144A)	$ 65,394,218
126,810	Citigroup, Inc.	5,007,727
3Pioneer Multi-Asset Income Fund |  | 10/31/23

Shares		Value
	Banks — (continued)
936,191	FinecoBank Banca Fineco S.p.A.	$ 11,010,338
1,429,040	Grupo Financiero Banorte S.A.B de CV, Class O	11,597,822
652,798	Hana Financial Group, Inc.	18,947,600
2,590,761	Intesa Sanpaolo S.p.A.	6,733,965
1,280,063	KB Financial Group, Inc.	48,812,147
150,800	Sumitomo Mitsui Trust Holdings, Inc.	5,581,316
867,226	UniCredit S.p.A.	21,678,579
132,522	Wells Fargo & Co.	5,270,400
	Total Banks	$200,034,112

	Broadline Retail — 0.4%
609,700(c)	Alibaba Group Holding, Ltd.	$ 6,237,051
111,662	eBay, Inc.	4,380,500
	Total Broadline Retail	$10,617,551

	Capital Markets — 3.4%
511,334	Bank of New York Mellon Corp.	$ 21,731,695
122,587	Brightsphere Investment Group, Inc.	1,919,712
173,644	Euronext NV (144A)	12,089,613
557,071	State Street Corp.	36,003,499
777,913	UBS Group AG	18,146,885
	Total Capital Markets	$89,891,404

	Chemicals — 0.0%†
1,752,813	Chevron Lubricants Lanka Plc	$ 492,243
	Total Chemicals	$492,243

	Communications Equipment — 0.9%
460,393	Cisco Systems, Inc.	$ 24,000,287
	Total Communications Equipment	$24,000,287

	Construction Materials — 0.7%
341,423	CRH Plc	$ 18,290,030
	Total Construction Materials	$18,290,030

	Consumer Staples Distribution & Retail — 0.3%
195,032+#	Magnit PJSC	$ 613,915
182,800	Seven & i Holdings Co., Ltd.	6,624,578
48,325(c)+#	X5 Retail Group NV (G.D.R.)	29,164
	Total Consumer Staples Distribution & Retail	$7,267,657

	Diversified Telecommunication Services — 1.0%
1,221,729	Deutsche Telekom AG	$ 26,468,267
	Total Diversified Telecommunication Services	$26,468,267

Pioneer Multi-Asset Income Fund |  | 10/31/234

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Shares		Value
	Electric Utilities — 0.4%
297,785	FirstEnergy Corp.	$ 10,601,146
	Total Electric Utilities	$10,601,146

	Electrical Equipment — 0.3%
651,900	Mitsubishi Electric Corp.	$ 7,214,661
	Total Electrical Equipment	$7,214,661

	Financial Services — 0.9%
428,956(c)	PayPal Holdings, Inc.	$ 22,219,921
	Total Financial Services	$22,219,921

	Food Products — 0.2%
182,872	Associated British Foods Plc	$ 4,503,226
	Total Food Products	$4,503,226

	Health Care Equipment & Supplies — 0.4%
153,689	Medtronic Plc	$ 10,844,296
	Total Health Care Equipment & Supplies	$10,844,296

	Health Care Providers & Services — 2.5%
424,588	Cardinal Health, Inc.	$ 38,637,508
82,871	Cigna Group	25,623,713
	Total Health Care Providers & Services	$64,261,221

	Household Durables — 0.9%
328,938	Ariston Holding NV	$ 1,841,181
1,766,314	Persimmon Plc	21,812,162
	Total Household Durables	$23,653,343

	Household Products — 0.5%
181,660	Reckitt Benckiser Group Plc	$ 12,148,342
	Total Household Products	$12,148,342

	Insurance — 0.8%
41,358	American International Group, Inc.	$ 2,535,659
93,591	Hartford Financial Services Group, Inc.	6,874,259
13,025	Old Republic International Corp.	356,624
50,292	Willis Towers Watson Plc	11,863,380
	Total Insurance	$21,629,922

	IT Services — 2.0%
362,577	International Business Machines Corp.	$ 52,443,137
	Total IT Services	$52,443,137

5Pioneer Multi-Asset Income Fund |  | 10/31/23

Shares		Value
	Leisure Products — 0.1%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,132,264
	Total Leisure Products	$2,132,264

	Metals & Mining — 0.4%
30,112	Rio Tinto Plc	$ 1,923,310
259,546	Teck Resources, Ltd., Class B	9,172,356
	Total Metals & Mining	$11,095,666

	Mortgage Real Estate Investment Trusts (REITs) — 1.0%
730,230	AGNC Investment Corp.	$ 5,389,098
297,120	Angel Oak Mortgage, Inc.	2,486,894
528,740	Ladder Capital Corp.	5,345,562
906,673	Rithm Capital Corp.	8,459,259
491,717	Two Harbors Investment Corp.	5,708,834
	Total Mortgage Real Estate Investment Trusts (REITs)	$27,389,647

	Oil, Gas & Consumable Fuels — 11.9%
112,859(c)	Antero Resources Corp.	$ 3,322,569
1,171,496	BW LPG, Ltd. (144A)	16,569,438
18,609	Cheniere Energy Partners LP	1,037,638
64,310	Chesapeake Energy Corp.	5,535,805
14,236	ConocoPhillips	1,691,237
195,838	Coterra Energy, Inc.	5,385,545
4,587,156	Energy Transfer LP	60,321,101
18,493	Enterprise Products Partners LP	481,558
63,050	EQT Corp.	2,672,059
200,600	Inpex Corp.	2,888,402
567,649(c)	Kosmos Energy, Ltd.	4,109,779
47,954+#	LUKOIL PJSC	184,790
195,165	Marathon Oil Corp.	5,329,956
1,737,155	MPLX LP	62,607,066
43,240	Murphy Oil Corp.	1,940,179
270,614	Occidental Petroleum Corp.	16,726,651
183,303	Ovintiv, Inc.	8,798,544
577,075	Permian Resources Corp.	8,407,983
194,305	Plains All American Pipeline LP	2,943,721
217,394	Range Resources Corp.	7,791,401
1,271,403+#	Rosneft Oil Co. PJSC	396,347
1,361,490	Shell Plc (A.D.R.)	88,687,458
117,051(c)	Southwestern Energy Co.	834,574
244,341(c)	Talos Energy, Inc.	3,787,285
	Total Oil, Gas & Consumable Fuels	$312,451,086

Pioneer Multi-Asset Income Fund |  | 10/31/236

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — 5.3%
360,817	Organon & Co.	$ 5,336,484
2,859,879	Pfizer, Inc.	87,397,902
496,244	Sanofi S.A.	44,998,994
	Total Pharmaceuticals	$137,733,380

	Semiconductors & Semiconductor Equipment — 0.0%†
11,841	MKS Instruments, Inc.	$ 777,480
	Total Semiconductors & Semiconductor Equipment	$777,480

	Technology Hardware, Storage & Peripherals — 0.6%
339,000	Asustek Computer, Inc.	$ 3,532,666
460,000	Catcher Technology Co., Ltd.	2,574,071
7,264,000	Lenovo Group, Ltd.	8,447,321
	Total Technology Hardware, Storage & Peripherals	$14,554,058

	Trading Companies & Distributors — 0.2%
80,114(c)	AerCap Holdings NV	$ 4,976,681
52,100	Inaba Denki Sangyo Co., Ltd.	1,075,857
	Total Trading Companies & Distributors	$6,052,538

	Total Common Stocks (Cost $1,134,306,426)	$1,174,738,810

Principal Amount USD ($)
	Asset Backed Securities — 3.2% of Net Assets
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,928,063
3,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	2,989,542
1,150,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	1,074,171
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.00%, 7/17/37 (144A)	531,498
2,500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	2,502,216
1,214,203(d)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 5.682%, 12/16/41 (144A)	874,421
7Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,200,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.67% (SOFR30A + 435 bps), 10/15/26 (144A)	$ 3,168,134
4,000,000	CarNow Auto Receivables Trust, Series 2023-1A, Class D, 7.99%, 2/15/28 (144A)	3,912,555
1,400,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class C, 10.00%, 3/15/35 (144A)	1,305,346
1,250,000(e)	CFMT LLC, Series 2021-HB5, Class M4, 5.683%, 2/25/31 (144A)	1,236,413
4,350,000(e)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	3,664,641
1,600,000(e)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,258,609
852,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	829,574
4,517,000(e)	Finance of America HECM Buyout, Series 2022-HB1, Class M5, 7.87%, 2/25/32 (144A)	3,609,445
700,000(a)	GRACIE POINT INTERNATIONAL FUNDING, Series 2022-1A, Class E, 11.066% (SOFR30A + 575 bps), 4/1/24 (144A)	700,069
4,198,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35 (144A)	2,845,806
2,400,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	2,257,306
2,431,417	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	2,431,417
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	1,847,486
2,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	1,947,653
3,000,000	Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C, 10.83%, 3/22/27 (144A)	2,939,932
3,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	3,509,602
5,470,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	5,302,277
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,566,373
1,863,975	PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35 (144A)	1,749,666
1,800,000(e)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	200,340
500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	501,700
Pioneer Multi-Asset Income Fund |  | 10/31/238

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,570,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	$ 3,565,984
1,200,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	1,189,934
3,500,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	3,535,489
5,100,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	4,589,218
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	3,899,155
1,338,000	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	1,124,989
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,412,297
5,000,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	5,128,857
2,051,440	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	2,036,372
	Total Asset Backed Securities (Cost $87,689,484)	$84,166,550

	Collateralized Mortgage Obligations—3.1% of Net Assets
290,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 11.785% (SOFR30A + 646 bps), 10/25/30 (144A)	$ 303,896
2,100,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 10.285% (SOFR30A + 496 bps), 10/25/30 (144A)	2,182,875
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 10.821% (SOFR30A + 550 bps), 1/26/32 (144A)	2,367,186
2,860,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.321% (SOFR30A + 600 bps), 10/25/41 (144A)	2,842,125
2,660,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 11.321% (SOFR30A + 600 bps), 12/25/41 (144A)	2,645,755
970,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.521% (SOFR30A + 620 bps), 11/25/41 (144A)	963,346
1,065,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, 10.121% (SOFR30A + 480 bps), 10/25/50 (144A)	1,151,972
850,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 8.321% (SOFR30A + 300 bps), 12/25/50 (144A)	853,178
9Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,675,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.971% (SOFR30A + 565 bps), 12/25/50 (144A)	$ 2,761,776
2,765,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, 10.071% (SOFR30A + 475 bps), 1/25/51 (144A)	2,698,632
2,170,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class B2, 11.571% (SOFR30A + 625 bps), 10/25/33 (144A)	2,270,275
3,530,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 10.821% (SOFR30A + 550 bps), 1/25/34 (144A)	3,413,086
3,480,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.121% (SOFR30A + 780 bps), 11/25/41 (144A)	3,529,997
2,910,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, 10.321% (SOFR30A + 500 bps), 8/25/33 (144A)	2,755,020
1,970,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.571% (SOFR30A + 625 bps), 9/25/41 (144A)	1,902,765
3,450,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 12.421% (SOFR30A + 710 bps), 1/25/42 (144A)	3,436,071
2,650,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.821% (SOFR30A + 850 bps), 2/25/42 (144A)	2,709,343
6,608,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.585% (SOFR30A + 826 bps), 7/25/49 (144A)	7,312,394
3,150,000(a)	Freddie Mac STACR Trust, Series 2019-DNA4, Class B2, 11.685% (SOFR30A + 636 bps), 10/25/49 (144A)	3,343,072
6,635,000(a)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2, 10.229% (SOFR30A + 491 bps), 9/25/47 (144A)	6,536,759
1,900,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 12.721% (SOFR30A + 740 bps), 11/25/50 (144A)	2,078,121
795,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, 11.321% (SOFR30A + 600 bps), 8/25/33 (144A)	813,848
Pioneer Multi-Asset Income Fund |  | 10/31/2310

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,375	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 6,292
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
430,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 12.439% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	437,120
738,774(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.689% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	745,101
3,170,000(a)	Home Re, Ltd., Series 2021-2, Class B1, 9.471% (SOFR30A + 415 bps), 1/25/34 (144A)	3,138,627
1,270,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.921% (SOFR30A + 460 bps), 10/25/33 (144A)	1,296,221
964,946(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.685% (SOFR30A + 536 bps), 10/25/30 (144A)	981,702
4,930,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 9.289% (1 Month USD LIBOR + 385 bps), 2/25/25 (144A)	4,929,968
4,757,000(a)	Radnor Re, Ltd., Series 2020-1, Class B1, 8.439% (1 Month USD LIBOR + 300 bps), 1/25/30 (144A)	4,763,319
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.935% (SOFR30A + 1,061 bps), 2/25/47 (144A)	6,772,575
	Total Collateralized Mortgage Obligations (Cost $79,740,152)	$81,942,419

	Commercial Mortgage-Backed Securities—0.3% of Net Assets
899,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.071% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 892,018
11Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,188,549(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 7.621% (SOFR30A + 230 bps), 11/25/51 (144A)	$ 3,088,835
2,494,004(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.185% (SOFR30A + 386 bps), 3/25/50 (144A)	2,381,940
	Total Commercial Mortgage-Backed Securities (Cost $6,112,739)	$6,362,793

	Convertible Corporate Bonds — 1.0% of Net Assets
	REITs — 1.0%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,448,384
24,685,100	Redwood Trust, Inc., 7.75%, 6/15/27	21,152,045
	Total REITs	$25,600,429

	Total Convertible Corporate Bonds (Cost $26,666,011)	$25,600,429

	Corporate Bonds — 8.6% of Net Assets
	Advertising — 0.1%
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,353,867
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	435,754
	Total Advertising	$1,789,621

	Aerospace & Defense — 0.3%
5,000,000	Boeing Co., 5.15%, 5/1/30	$ 4,684,750
3,369,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,240,887
	Total Aerospace & Defense	$7,925,637

	Airlines — 0.2%
4,550,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 3,904,666
348,529	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	352,906
	Total Airlines	$4,257,572

Pioneer Multi-Asset Income Fund |  | 10/31/2312

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.1%
1,126,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$ 1,089,859
1,773,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	1,663,012
	Total Auto Parts & Equipment	$2,752,871

	Banks — 4.7%
EUR4,700,000(e)(f)	ABN AMRO Bank NV, 4.375% (5 Year EUR Swap + 467 bps)	$ 4,545,983
EUR5,300,000(e)(f)	ABN AMRO Bank NV, 4.75% (5 Year EUR Swap + 390 bps)	4,680,939
5,000,000(e)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	3,669,368
5,000,000(e)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	3,618,836
4,000,000	BPCE S.A., 4.875%, 4/1/26 (144A)	3,804,932
8,650,000(e)(f)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	8,093,369
4,917,000(e)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	4,263,584
5,857,000(e)(f)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	5,434,125
8,700,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	7,545,184
8,125,000(e)(f)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	7,887,709
6,220,000(e)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	5,478,814
9,300,000(e)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	6,940,993
31,703,000(e)(f)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	25,794,414
29,708,000(e)(f)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	24,431,057
7,425,000(e)(f)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	6,590,579
	Total Banks	$122,779,886

	Chemicals — 0.1%
3,487,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 2,828,862
	Total Chemicals	$2,828,862

13Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Commercial Services — 0.1%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 1,958,752
	Total Commercial Services	$1,958,752

	Diversified Financial Services — 0.4%
8,630,000(e)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 7,381,317
2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,598,800
	Total Diversified Financial Services	$9,980,117

	Food — 0.1%
4,450,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	$ 3,930,324
	Total Food	$3,930,324

	Oil & Gas — 0.1%
5,000,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 3,926,956
	Total Oil & Gas	$3,926,956

	Pipelines — 0.3%
2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	$ 2,163,401
2,741,000(e)(f)	Energy Transfer LP, 9.654% (3 Month USD LIBOR + 403 bps)	2,582,940
3,328,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	2,616,640
	Total Pipelines	$7,362,981

	Retail — 0.1%
4,880,000	AutoNation, Inc., 3.85%, 3/1/32	$ 3,825,438
	Total Retail	$3,825,438

	Semiconductors — 0.1%
5,000,000	Broadcom, Inc., 2.45%, 2/15/31 (144A)	$ 3,837,084
	Total Semiconductors	$3,837,084

	Software — 0.1%
3,580,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 2,925,740
	Total Software	$2,925,740

Pioneer Multi-Asset Income Fund |  | 10/31/2314

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — 1.7%
41,014,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 41,046,135
3,364,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,667,607
	Total Telecommunications	$43,713,742

	Transportation — 0.1%
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,052,384
	Total Transportation	$2,052,384

	Total Corporate Bonds (Cost $238,185,336)	$225,847,967

Shares
	Convertible Preferred Stock — 0.0%† of Net Assets
	Professional Services — 0.0%†
15,562	Clarivate Plc, 5.25%, 6/1/24	$ 434,647
	Total Professional Services	$434,647

	Total Convertible Preferred Stock (Cost $743,178)	$434,647

Principal Amount USD ($)
	Insurance-Linked Securities — 3.8% of Net Assets#
	Event Linked Bonds — 2.0%
	Earthquakes – California — 0.0%†
500,000(a)	Sutter Re, 12.195%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 503,550
250,000(a)	Topanga Re, 10.435%, (3 Month U.S. Treasury Bill + 499 bps), 1/8/26 (144A)	227,500
		$731,050

	Earthquakes – U.S. — 0.1%
500,000(a)	Torrey Pines Re, 9.625%, (3 Month U.S. Treasury Bill + 418 bps), 6/7/24 (144A)	$ 487,550
1,000,000(a)	Ursa Re, 10.945%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,008,400
		$1,495,950

15Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Flood – U.S. — 0.1%
1,350,000(a)	FloodSmart Re, 19.025%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	$ 1,348,650
1,000,000(a)	FloodSmart Re, 21.695%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	1,021,400
		$2,370,050

	Health – U.S. — 0.2%
1,750,000(a)	Vitality Re XIII, 7.442%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 1,716,925
3,250,000(a)	Vitality Re XIV, 8.945%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	3,269,500
600,000(a)	Vitality Re XIV, 9.945%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	599,580
		$5,586,005

	Multiperil – Florida — 0.0%†
650,000(a)	Sanders Re, 13.447%, (3 Month U.S. Treasury Bill + 800 bps), 6/5/26 (144A)	$ 668,590
	Multiperil – U.S. — 0.5%
1,200,000(a)	Bonanza Re, 10.315%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 1,181,880
1,250,000(a)	Easton Re, 9.975%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	1,248,750
250,000(a)	Four Lakes Re, 11.945%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	251,500
500,000(a)	Four Lakes Re, 12.745%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	493,500
500,000(a)	Four Lakes Re, 15.605%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	500,750
500,000(a)	Herbie Re, 15.167%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	497,900
1,300,000(a)	Merna Re II, 13.197%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,322,750
500,000(a)	Residential Re, 10.625%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	470,150
1,000,000(a)	Residential Re, 11.955%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	989,700
500,000(a)	Residential Re, 12.447%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	504,500
250,000(a)	Residential Re, 13.685%, (3 Month U.S. Treasury Bill + 824 bps), 12/6/24 (144A)	249,775
Pioneer Multi-Asset Income Fund |  | 10/31/2316

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
750,000(a)	Residential Re , 17.355%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	$ 721,125
500,000(a)	Sakura Re, 18.945%, (3 Month U.S. Treasury Bill + 1,350 bps), 1/5/26 (144A)	535,000
1,250,000(a)	Sanders Re II, 8.695%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	1,195,625
800,000(a)	Sanders Re III, 8.945%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	759,280
1,600,000(a)	Sanders Re III, 11.195%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	1,576,480
250,000(a)	Solomon Re, 10.695%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	254,450
300,000(a)	Sussex Re, 13.827%, (3 Month U.S. Treasury Bill + 838 bps), 1/8/25 (144A)	293,220
		$13,046,335

	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Kilimanjaro III Re, 10.007%, (3 Month U.S. Treasury Bill + 456 bps), 4/20/26 (144A)	$ 239,900
250,000(a)	Kilimanjaro III Re, 10.307%, (3 Month U.S. Treasury Bill + 486 bps), 4/21/25 (144A)	243,850
250,000(a)	Kilimanjaro III Re, 17.805%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	239,625
250,000(a)	Kilimanjaro III Re, 17.807%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	244,125
500,000(a)	Mona Lisa Re, 12.447%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	496,100
1,000,000(a)	Mona Lisa Re, 17.945%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,070,000
1,750,000(a)	Mystic Re IV, 11.575%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	1,694,875
500,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,160 bps), 1/8/25 (144A)	490,200
500,000(a)	Mystic Re IV, 15.195%, (3 Month U.S. Treasury Bill + 975 bps), 1/8/24 (144A)	499,500
		$5,218,175

	Multiperil – U.S. Regional — 0.1%
500,000(a)	Aquila Re, 12.945%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 511,450
17Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
250,000(a)	Aquila Re, 14.695%, (3 Month U.S. Treasury Bill + 925 bps), 6/8/26 (144A)	$ 260,625
1,300,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	1,315,340
		$2,087,415

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.56%, (SOFR + 725 bps), 6/5/26 (144A)	$ 1,263,500
1,000,000(a)	Northshore Re II, 11.195%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	998,000
		$2,261,500

	Pandemic – U.S — 0.0%†
250,000(a)	Vitality Re XI, 7.245%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 249,500
	Windstorm – Florida — 0.1%
1,000,000(a)	First Coast Re, 9.00%, (3 Month U.S. Treasury Bill + 900 bps), 4/7/26 (144A)	$ 1,011,100
1,250,000(a)	First Coast Re III Pte, 11.445%, (3 Month U.S. Treasury Bill + 600 bps), 4/7/25 (144A)	1,218,250
750,000(a)	Merna Re II, 10.945%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	738,750
		$2,968,100

	Windstorm – Japan — 0.0%†
500,000(a)	Sakura Re, 7.697%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 498,200
	Windstorm – North Carolina — 0.0%†
1,000,000(a)	Cape Lookout Re, 9.145%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	$ 995,000
	Windstorm – U.S. — 0.3%
1,500,000(a)	Alamo Re, 13.945%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,504,050
500,000(a)	Bonanza Re, 10.315%, (3 Month U.S. Treasury Bill + 487 bps), 12/23/24 (144A)	469,400
250,000(a)	Bonanza Re, 11.195%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	238,000
250,000(a)	Bonanza Re, 13.697%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	252,250
1,750,000(a)	Cape Lookout Re, 11.945%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,785,525
Pioneer Multi-Asset Income Fund |  | 10/31/2318

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
600,000(a)	Gateway Re, 18.445%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	$ 633,420
1,600,000(a)	Merna Re II, 15.695%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	1,666,400
1,500,000(a)	Queen Street Re, 12.945%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,536,150
		$8,085,195

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Commonwealth Re, 9.447%, (3 Month U.S. Treasury Bill + 400 bps), 7/8/26 (144A)	$ 253,325
	Windstorm – U.S. Regional — 0.1%
1,000,000(a)	Citrus Re, 12.195%, (3 Month U.S. Treasury Bill + 675 bps), 6/7/26 (144A)	$ 1,023,400
	Winterstorm – Florida — 0.2%
2,000,000(a)	Integrity Re, 17.445%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 2,107,800
1,500,000(a)	Lightning Re, 16.447%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,573,200
		$3,681,000

	Total Event Linked Bonds	$51,218,790

Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Multiperil – U.S. — 0.3%
1,800,000(c)(g)+	Ballybunion Re 2020, 2/29/24	$ 203,353
750,000(c)(g)+	Ballybunion Re 2021-3, 7/31/25	16,770
4,000,000(c)(g)+	Ballybunion Re 2023, 12/31/28	4,380,000
3,750,000(c)(g)+	Gamboge Re, 3/31/29	3,618,750
		$8,218,873

	Multiperil – Worldwide — 0.1%
500,000(c)(g)+	Amaranth Re 2023, 12/31/28	$ 505,000
1,000,000(c)(g)+	Clarendon Re 2023, 12/31/28	1,025,000
700,000(c)(g)+	Cypress Re 2017, 1/31/24	70
500,000(g)+	Limestone Re 2020-1, 3/1/24 (144A)	—
500,000(c)(g)+	Merion Re 2023-1, 12/31/28	522,000
250,000(c)(g)+	Old Head Re 2023, 12/31/28	245,000
500,000(c)(g)+	Pine Valley Re 2023, 12/31/28	—
19Pioneer Multi-Asset Income Fund |  | 10/31/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
250,000(c)(g)+	Porthcawl Re 2023, 12/31/28	$ 250,000
700,000(c)(g)+	Resilience Re, 5/1/24	—
300,000(c)(g)+	Walton Health Re 2019, 6/30/24	156,474
250,000(c)(g)+	Walton Heath Re 2021, 1/15/24	30,944
		$2,734,488

	Windstorm – North Carolina — 0.0%†
750,000(g)+	Isosceles Re 2023, 4/30/29	$ 748,725
	Windstorm – U.S. Multistate — 0.1%
2,500,000(g)+	White Heron Re, 5/31/29	$ 2,512,500
	Total Collateralized Reinsurance	$14,214,586

	Reinsurance Sidecars — 1.3%
	Multiperil – U.S. — 0.1%
2,500,000(c)(g)+	Carnoustie Re 2023, 12/31/28	$ 2,925,000
1,500,000(c)(h)+	Harambee Re 2019, 12/31/24	1,950
		$2,926,950

	Multiperil – Worldwide — 1.2%
439,922(c)(h)+	Alturas Re 2021-2, 12/31/24	$ —
1,000,000(c)(h)+	Alturas Re 2021-3, 7/31/25	87,300
24,956(c)(h)+	Alturas Re 2022-2, 12/31/27	5,685
750,000(c)(g)+	Bantry Re 2021, 12/31/24	1,500
4,000,000(c)(g)+	Bantry Re 2023, 12/31/28	4,760,000
1,391,977(c)(g)+	Berwick Re 2019-1, 12/31/24	222,020
2,500,000(c)(g)+	Berwick Re 2023, 12/31/28	2,775,000
3,000,000(c)(g)+	Eccleston Re 2023, 11/30/28	3,570,000
100,000(c)(g)+	Eden Re II, 3/22/24 (144A)	39,000
74,892(c)(g)+	Eden Re II, 3/21/25 (144A)	11,489
54,774(c)(g)+	Eden Re II, 3/21/25 (144A)	8,479
500,000(c)(g)+	Gleneagles Re 2021, 12/31/24	50
3,000,000(c)(g)+	Gullane Re 2023, 12/31/28	3,630,000
250,000(c)(h)+	Lion Rock Re 2021, 12/31/24	47,350
2,000,000(c)(g)+	Merion Re 2021-2, 12/31/24	393,000
3,500,000(c)(g)+	Pangaea Re 2023-1, 12/31/28	4,165,000
1,250,000(c)(g)+	Pangaea Re 2023-3, 5/31/29	1,387,500
500,000(g)+	RosaPenna Re 2021, 7/31/25	20,000
200,000(g)+	Sector Re V, 3/1/24 (144A)	103,180
100,000(g)+	Sector Re V, 12/1/24 (144A)	174,620
1,500,000(h)+	Thopas Re 2019, 12/31/24	20,700
1,000,000(h)+	Thopas Re 2020, 12/31/23	—
1,500,000(h)+	Thopas Re 2021, 12/31/24	24,150
Pioneer Multi-Asset Income Fund |  | 10/31/2320

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,500,000(c)(h)+	Thopas Re 2023, 12/31/28	$ 3,030,250
1,500,000(h)+	Torricelli Re 2021, 7/31/25	64,800
2,500,000(c)(h)+	Torricelli Re 2023, 6/30/29	2,782,150
1,500,000(h)+	Viribus Re 2019, 12/31/24	4,650
1,000,000(c)(h)+	Viribus Re 2020, 12/31/23	33,200
2,000,000(c)(h)+	Viribus Re 2023, 12/31/28	2,634,200
600,000(c)(g)+	Woburn Re 2019, 12/31/24	100,452
		$30,095,725

	Total Reinsurance Sidecars	$33,022,675

	Total Insurance-Linked Securities (Cost $92,045,697)	$98,456,051

Principal Amount USD ($)
	Foreign Government Bonds — 0.8% of Net Assets
	Czech Republic — 0.4%
CZK243,110,000	Czech Republic Government Bond, 5.700%, 5/25/24	$ 10,487,283
	Total Czech Republic	$10,487,283

	Russia — 0.0%†
RUB61,885,000(b)+	Russian Federal Bond - OFZ, 7.700%, 3/23/33	$ 33,262
RUB59,074,000(b)+	Russian Federal Bond - OFZ, 8.150%, 2/3/27	31,751
	Total Russia	$65,013

	South Africa — 0.2%
ZAR153,782,964	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 6,775,114
	Total South Africa	$6,775,114

	Trinidad — 0.1%
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,012,797
	Total Trinidad	$2,012,797

21Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	United Kingdom — 0.1%
GBP1,483,669	United Kingdom Gilt, 4.250%, 6/7/32	$ 1,783,074
	Total United Kingdom	$1,783,074

	Total Foreign Government Bonds (Cost $26,122,080)	$21,123,281

Shares
	Closed-End Fund — 0.6% of Net Assets
1,886,372	Aberdeen Asia-Pacific Income Fund, Inc.	$ 4,508,429
165,651	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	2,784,593
285,533	Highland Income Fund	2,084,391
1,354,239	Invesco Senior Income Trust	5,281,532
	Total Closed-End Fund (Cost $17,492,881)	$14,658,945

Principal Amount USD ($)
	Equity Linked Notes — 15.9% of Net Assets
	Automobiles — 0.5%
769,400	Canadian Imperial Bank of Commerce (Stellantis NV), 14.01% (N/A + 0 bps), 2/7/24	$ 13,090,302
	Total Automobiles	$13,090,302

	Banks — 0.6%
430,700	Goldman Sachs International (Truist Financial Corp.), 20.28%, 3/29/24	$ 12,690,575
244,300	Mizuho Markets Cayman LP (Regions Financial Corp.), 16.40%, 4/1/24	3,789,093
	Total Banks	$16,479,668

	Beverages — 0.4%
39,000	BNP Paribas Issuance BV (Celsius Holdings, Inc.), 25.25%, 10/18/24 (144A)	$ 6,289,140
24,300	Toronto-Dominion Bank (Celsius Holdings, Inc.), 21.30%, 10/22/24	3,798,090
	Total Beverages	$10,087,230

	Broadline Retail — 1.1%
101,200	Canadian Imperial Bank of Commerce (Alibaba Group Holding Ltd.), 15.25%, 8/20/24	$ 9,192,259
Pioneer Multi-Asset Income Fund |  | 10/31/2322

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Broadline Retail — (continued)
86,500+	Citigroup Global Markets Holdings, Inc. (Ebay, Inc.), 15.31%, 11/10/23 (144A)	$ 3,378,690
59,500	Goldman Sachs International (Amazon.com, Inc.), 12.45%, 4/24/24	6,593,790
18,600	Goldman Sachs International (Amazon.com, Inc.), 13.48%, 3/26/24	1,999,221
161,500	Royal Bank of Canada (Ebay, Inc.), 12.15%, 3/5/24 (144A)	6,535,905
	Total Broadline Retail	$27,699,865

	Capital Markets — 0.7%
118,200	Canadian Imperial Bank of Commerce (The Charles Schwab Corp.), 14.20%, 3/19/24	$ 6,359,113
150,600	Citigroup Global Markets Holdings, Inc. (The Charles Schwab Corp.), 10.45%, 3/7/24 (144A)	8,069,901
79,100	Goldman Sachs International (The Charles Schwab Corp.), 16.21%, 3/29/24	4,277,728
	Total Capital Markets	$18,706,742

	Consumer Finance — 0.4%
76,700	Mizuho Markets Cayman LP (Aercap Holdings NV), 9.50%, 7/23/24	$ 4,830,144
79,200	Mizuho Markets Cayman LP (Aercap Holdings NV), 9.65%, 8/8/24	4,971,978
	Total Consumer Finance	$9,802,122

	Credit Services — 1.1%
59,700	Canadian Imperial Bank of Commerce (PayPal Holdings, Inc.), 14.15%, 8/14/24	$ 3,348,519
460,200	Toronto-Dominion Bank (PayPal Holdings, Inc.), 14.97%, 10/22/24	24,986,559
	Total Credit Services	$28,335,078

	Electrical Equipment — 0.7%
37,000	Merrill Lynch International & Co. CV (Generac Holdings, Inc.), 22.37%, 10/23/23	$ 3,212,451
52,400	Mizuho Markets Cayman LP (Generac Holdings, Inc.), 18.54%, 2/8/24	4,733,135
65,300	Royal Bank of Canada (Generac Holdings, Inc.), 18.58%, 2/26/24 (144A)	6,017,721
40,800	Toronto-Dominion Bank (Generac Holdings, Inc.), 17.31%, 8/12/24	3,901,296
	Total Electrical Equipment	$17,864,603

23Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Entertainment — 0.1%
314,600	Goldman Sachs International (Warner Bros. Discovery, Inc.), 18.72%, 3/29/24	$ 3,465,319
	Total Entertainment	$3,465,319

	Footwear & Accessories — 0.2%
60,300	BNP Paribas Issuance BV (Crocs, Inc.), 18.17%, 10/22/24 (144A)	$ 5,272,029
	Total Footwear & Accessories	$5,272,029

	Health Care Equipment & Supplies — 0.5%
28,500	Merrill Lynch International & Co. CV (Stryker Corp.), 8.23%, 2/9/24	$ 7,526,850
85,100	Mizuho Markets Cayman LP (Medtronic plc), 8.74%, 5/2/24	6,200,301
	Total Health Care Equipment & Supplies	$13,727,151

	Healthcare-Services — 0.3%
15,800	Royal Bank of Canada (Humana, Inc.), 8.45%, 10/3/24 (144A)	$ 8,014,945
	Total Healthcare-Services	$8,014,945

	Hotels, Restaurants & Leisure — 0.3%
326,500	Canadian Imperial Bank of Commerce (Draftkings, Inc.), 28.90%, 11/17/23	$ 4,551,185
180,600	Merrill Lynch International & Co. CV (International Game Technology Plc), 15.85%, 3/11/24	4,654,965
	Total Hotels, Restaurants & Leisure	$9,206,150

	IT Services — 2.7%
56,400	Canadian Imperial Bank of Commerce (Alphabet, Inc.), 10.15%, 4/24/24	$ 6,459,306
65,000	Citigroup Global Markets Holdings, Inc. (Cognizant Technology Solutions Corp.), 12.39%, 11/20/23 (144A)	3,723,850
18,100	Goldman Sachs International (Alphabet, Inc.), 11.13%, 3/26/24	1,976,520
379,200	Merrill Lynch International & Co. CV (Pure Storage, Inc.), 14.28%, 2/26/24	12,299,352
249,600	Morgan Stanley (Pure Storage, Inc.), 14.07%, 2/9/24	7,705,152
166,900	Royal Bank of Canada (Advanced Micro Devices, Inc.), 17.13%, 1/23/24 (144A)	12,881,576
55,200	Russian Commercial Bank (Advanced Micro Devices, Inc.), 17.40%, 11/8/24	5,352,645
Pioneer Multi-Asset Income Fund |  | 10/31/2324

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	IT Services — (continued)
110,200	Toronto-Dominion Bank (Alphabet, Inc.), 10.25%, 5/21/24	$ 12,605,778
67,900	Toronto-Dominion Bank (Alphabet, Inc.), 10.51%, 4/12/24	7,651,311
	Total IT Services	$70,655,490

	Metals & Mining — 0.8%
195,700	Canadian Imperial Bank of Commerce (Teck Resources, Ltd.), 15.95% (N/A + 0 bps), 1/29/24	$ 7,188,991
307,200	Citigroup Global Markets Holdings, Inc. (Barrick Gold Corp.), 14.74%, 1/26/24 (144A)	4,876,800
298,500	Citigroup Global Markets Holdings, Inc. (Teck Resources, Ltd.), 20.23%, 11/9/23 (144A)	10,226,610
	Total Metals & Mining	$22,292,401

	Oil, Gas & Consumable Fuels — 2.8%
438,500	BNP Paribas Issuance BV (Kosmos Energy Ltd.), 21.08%, 3/8/24 (144A)	$ 3,323,830
279,300	Canadian Imperial Bank of Commerce (Antero Resources Corp.), 19.15%, 6/26/24	6,763,696
476,900	Canadian Imperial Bank of Commerce (Marathon Oil Corp.), 13.40%, 9/24/24	12,771,287
160,900	Canadian Imperial Bank of Commerce (Range Resources Corp.), 14.80%, 9/24/24	5,461,300
164,300	Citigroup Global Markets Holdings, Inc. (EQT Corp.), 19.08%, 1/26/24 (144A)	6,247,507
226,800	Citigroup Global Markets Holdings, Inc. (Range Resources Corp.), 19.36%, 1/26/24 (144A)	6,455,544
343,900	Goldman Sachs International (Kosmos Energy Ltd.), 21.33%, 3/29/24	2,426,215
155,800	Royal Bank of Canada (EQT Corp.), 16.46%, 6/26/24 (144A)	6,424,413
79,000	Toronto-Dominion Bank (Occidental Petroleum Corp.), 10.53%, 9/24/24	4,946,585
123,600	Toronto-Dominion Bank (Occidental Petroleum Corp.), 12.15%, 10/22/24	7,791,744
164,800+	Toronto-Dominion Bank (Occidental Petroleum Corp.), 15.75%, 3/13/24	10,098,120
	Total Oil, Gas & Consumable Fuels	$72,710,241

25Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Pharmaceuticals — 0.2%
26,100+	Toronto-Dominion Bank (Alnylam Pharmaceuticals, Inc.), 14.70%, 2/8/24	$ 4,226,504
	Total Pharmaceuticals	$4,226,504

	Semiconductors & Semiconductor Equipment — 1.6%
113,600	BNP Paribas Issuance BV (Micron Technology, Inc.), 13.72%, 10/22/24	$ 7,769,104
81,600	Merrill Lynch International & Co. CV (Applied Materials), 0.144%, 3/11/24	10,231,824
192,300	Merrill Lynch International & Co. CV (Microchip Technology, Inc.), 13.63%, 5/24/24	13,773,487
50,000	Merrill Lynch International & Co. CV (MKS Instruments, Inc.), 17.63%, 11/10/23	3,326,000
88,800	Royal Bank of Canada (Microchip Technology Incorporated), 13.57%, 3/5/24 (144A)	6,458,424
	Total Semiconductors & Semiconductor Equipment	$41,558,839

	Software — 0.9%
128,700	Citigroup Global Markets Holdings, Inc. (DocuSign, Inc.), 26.39%, 12/19/23 (144A)	$ 5,214,924
156,900	Mizuho Markets Cayman LP (Zoom Video Communications, Inc.), 19.80%, 3/8/24	10,226,350
49,500	Mizuho Markets Cayman LP (Zoom Video Communications, Inc.), 22.45%, 11/21/23	3,092,562
67,200	Royal Bank of Canada (Zoom Video Communications, Inc.), 20.63%, 1/23/24 (144A)	4,215,120
	Total Software	$22,748,956

	Total Equity Linked Notes (Cost $435,712,481)	$415,943,635

	U.S. Government and Agency Obligations — 14.7% of Net Assets
3,587,932	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	$ 2,821,750
4,383,875	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	3,418,420
1,768,588	Federal Home Loan Mortgage Corp., 2.500%, 11/1/51	1,379,093
525,398	Federal Home Loan Mortgage Corp., 2.500%, 2/1/52	409,934
627,078	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	513,099
Pioneer Multi-Asset Income Fund |  | 10/31/2326

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,887,658	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	$ 1,554,186
2,317,680	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	1,884,829
2,238,314	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	2,226,906
1,557,204	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,550,526
8,292,234	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	8,243,831
7,829,744	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	7,794,622
10,138,753	Federal National Mortgage Association, 2.500%, 6/1/50	7,911,005
2,614,312	Federal National Mortgage Association, 2.500%, 6/1/50	2,061,126
4,487,676	Federal National Mortgage Association, 2.500%, 7/1/50	3,538,095
7,503,267	Federal National Mortgage Association, 2.500%, 9/1/50	5,876,387
8,306,171	Federal National Mortgage Association, 2.500%, 5/1/51	6,460,872
17,240,613	Federal National Mortgage Association, 2.500%, 11/1/51	13,533,498
335,748	Federal National Mortgage Association, 2.500%, 1/1/52	261,805
372,844	Federal National Mortgage Association, 3.000%, 4/1/51	305,188
11,098,036	Federal National Mortgage Association, 3.000%, 11/1/51	9,016,686
298,359	Federal National Mortgage Association, 6.500%, 2/1/53	297,318
3,554,310	Federal National Mortgage Association, 6.500%, 7/1/53	3,543,564
4,586,721	Federal National Mortgage Association, 6.500%, 7/1/53	4,580,750
5,615,182	Federal National Mortgage Association, 6.500%, 9/1/53	5,590,202
5,569,434	Federal National Mortgage Association, 6.500%, 9/1/53	5,539,631
4,697,154	Federal National Mortgage Association, 6.500%, 9/1/53	4,683,069
27Pioneer Multi-Asset Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,926,327	Federal National Mortgage Association, 6.500%, 10/1/53	$ 7,895,467
34,637,200	U.S. Treasury Bonds, 4.375%, 10/31/24	34,274,592
33,515,200	U.S. Treasury Bonds, 4.500%, 11/30/24	33,183,976
48,584,400	U.S. Treasury Notes, 3.000%, 6/30/24	47,787,312
26,326,200	U.S. Treasury Notes, 3.000%, 7/31/24	25,845,952
18,943,800	U.S. Treasury Notes, 3.250%, 8/31/24	18,598,224
8,494,200	U.S. Treasury Notes, 3.875%, 8/15/33	7,818,646
13,639,000	U.S. Treasury Notes, 4.125%, 1/31/25	13,441,874
32,933,400	U.S. Treasury Notes, 4.250%, 9/30/24	32,578,337
35,459,900	U.S. Treasury Notes, 4.250%, 8/31/30	33,825,420
25,118,300	U.S. Treasury Notes, 4.625%, 2/28/25	24,901,458
	Total U.S. Government and Agency Obligations (Cost $386,936,212)	$385,147,650

	SHORT TERM INVESTMENTS — 1.9% of Net Assets
	Repurchase Agreements — 0.9%
23,900,000	Bank of America, 5.31%, dated 10/31/23, to be purchased on 11/1/23 for $23,903,525, collateralized by $24,378,038 U.S. Treasury Note, 4.5%, 7/15/26	$ 23,900,000
		$23,900,000

Shares
	Open-End Fund — 1.0%
26,961,247(i)	Dreyfus Government Cash Management, Institutional Shares, 5.23%	$ 26,961,247
		$26,961,247

	TOTAL SHORT TERM INVESTMENTS (Cost $50,861,247)	$50,861,247

Pioneer Multi-Asset Income Fund |  | 10/31/2328

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Put Options On Indices Purchased — 0.2%
28,803	S&P 500 INDEX	Citibank NA	USD 3,992,424	USD 3,978.09	11/17/23	$306,041
31,910	S&P 500 INDEX	Citibank NA	USD 3,080,078	USD 4,319.95	12/29/23	4,995,968
	Total Over The Counter (OTC) Put Options On Indices Purchased (Premiums paid $ 7,072,502)					$5,302,009

	TOTAL OPTIONS PURCHASED (Premiums paid $ 7,072,502)					$5,302,009

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $2,607,457,305)					$2,607,158,854
	OTHER ASSETS AND LIABILITIES — 0.5%					$13,071,643
	net assets — 100.0%					$2,620,230,497

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2023, the value of these securities amounted to $581,073,955, or 22.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2023.
(b)	Security is in default.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2023.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2023.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2023.
29Pioneer Multi-Asset Income Fund |  | 10/31/23

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$1,500,000	$1,504,050
Alturas Re 2021-2	2/16/2021	22,989	—
Alturas Re 2021-3	7/1/2021	186,593	87,300
Alturas Re 2022-2	4/11/2023	3,144	5,685
Amaranth Re 2023	1/26/2023	417,924	505,000
Aquila Re	5/10/2023	500,000	511,450
Aquila Re	5/10/2023	250,000	260,625
Atlas Capital	5/17/2023	1,250,000	1,263,500
Ballybunion Re 2020	12/31/2019	123,519	203,353
Ballybunion Re 2021-3	8/4/2021	15,764	16,770
Ballybunion Re 2023	3/20/2023	4,000,000	4,380,000
Bantry Re 2021	1/11/2021	12,214	1,500
Bantry Re 2023	1/10/2023	4,000,000	4,760,000
Berwick Re 2019-1	2/27/2019	166,329	222,020
Berwick Re 2023	2/1/2023	2,304,260	2,775,000
Bonanza Re	2/13/2020	1,173,474	1,181,880
Bonanza Re	12/15/2020	500,000	469,400
Bonanza Re	1/6/2023	250,000	252,250
Bonanza Re	7/25/2023	213,611	238,000
Cape Lookout Re	3/9/2021	1,000,000	995,000
Cape Lookout Re	4/14/2023	1,753,779	1,785,525
Carnoustie Re 2023	2/15/2023	2,500,000	2,925,000
Citrus Re	4/27/2023	1,000,000	1,023,400
Clarendon Re 2023	3/20/2023	916,657	1,025,000
Commonwealth Re	6/7/2023	250,000	253,325
Cypress Re 2017	1/24/2017	2,353	70
Easton Re	12/15/2020	1,250,000	1,248,750
Eccleston Re 2023	7/13/2023	3,000,000	3,570,000
Eden Re II	12/23/2019	82,639	39,000
Eden Re II	12/14/2020	43,888	8,479
Eden Re II	1/25/2021	59,884	11,489
First Coast Re	3/24/2023	1,000,000	1,011,100
First Coast Re III Pte	3/4/2021	1,250,000	1,218,250
Pioneer Multi-Asset Income Fund |  | 10/31/2330

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
FloodSmart Re	2/16/2021	$1,350,000	$1,348,650
FloodSmart Re	2/23/2023	1,000,000	1,021,400
Four Lakes Re	11/5/2020	500,000	493,500
Four Lakes Re	11/5/2020	500,000	500,750
Four Lakes Re	12/22/2022	250,000	251,500
Gamboge Re	4/20/2023	3,169,465	3,618,750
Gateway Re	2/3/2023	600,000	633,420
Gleneagles Re 2021	1/13/2021	9,150	50
Gullane Re 2023	1/10/2023	3,000,000	3,630,000
Harambee Re 2019	12/20/2018	—	1,950
Herbie Re	10/19/2020	500,000	497,900
Integrity Re	3/23/2023	2,000,000	2,107,800
Isosceles Re 2023	8/7/2023	711,412	748,725
Kilimanjaro III Re	4/8/2021	250,000	244,125
Kilimanjaro III Re	4/8/2021	250,000	239,625
Kilimanjaro III Re	4/8/2021	250,000	239,900
Kilimanjaro III Re	4/8/2021	250,000	243,850
Lightning Re	3/20/2023	1,500,000	1,573,200
Limestone Re 2020-1	1/3/2020	—	—
Lion Rock Re 2021	12/30/2020	102,134	47,350
Locke Tavern Re	3/23/2023	1,300,000	1,315,340
LUKOIL PJSC	4/3/2020	3,354,083	184,790
Magnit PJSC	4/15/2020	12,536,598	613,915
Merion Re 2021-2	12/28/2020	544,188	393,000
Merion Re 2023-1	1/11/2023	441,808	522,000
Merna Re II	6/8/2021	750,000	738,750
Merna Re II	4/5/2023	1,300,000	1,322,750
Merna Re II	4/5/2023	1,600,000	1,666,400
Mona Lisa Re	6/22/2021	500,000	496,100
Mona Lisa Re	12/30/2022	1,000,000	1,070,000
Mystic Re IV	12/15/2020	500,000	499,500
Mystic Re IV	6/9/2021	1,749,259	1,694,875
Mystic Re IV	6/9/2021	500,000	490,200
Northshore Re II	12/2/2020	1,000,000	998,000
Old Head Re 2023	1/11/2023	168,991	245,000
Pangaea Re 2023-1	1/19/2023	3,500,000	4,165,000
Pangaea Re 2023-3	6/29/2023	1,250,000	1,387,500
Pine Valley Re 2023	1/18/2023	446,865	—
Porthcawl Re 2023	1/23/2023	197,811	250,000
Queen Street Re	5/12/2023	1,500,000	1,536,150
Residential Re	10/30/2020	1,002,247	989,700
Residential Re	10/28/2021	500,000	470,150
Residential Re	11/22/2022	500,000	504,500
Residential Re	1/17/2023	240,442	249,775
31Pioneer Multi-Asset Income Fund |  | 10/31/23

Restricted Securities	Acquisition date	Cost	Value
Residential Re	10/28/2021	$750,000	$721,125
Resilience Re	2/8/2017	338	—
RosaPenna Re 2021	7/16/2021	—	20,000
Rosneft Oil Co. PJSC	12/6/2019	9,625,119	396,347
Sakura Re	3/24/2021	500,000	498,200
Sakura Re	12/22/2022	500,000	535,000
Sanders Re	5/24/2023	650,000	668,590
Sanders Re II	5/24/2021	1,250,000	1,195,625
Sanders Re III	2/14/2023	753,677	759,280
Sanders Re III	3/24/2023	1,600,000	1,576,480
Sector Re V	4/23/2019	135,839	103,180
Sector Re V	12/4/2019	1,388	174,620
Solomon Re	6/12/2023	250,000	254,450
Sussex Re	1/27/2023	280,377	293,220
Sutter Re	6/6/2023	500,000	503,550
Thopas Re 2019	12/21/2018	—	20,700
Thopas Re 2020	2/5/2020	—	—
Thopas Re 2021	12/30/2020	—	24,150
Thopas Re 2023	2/13/2023	2,500,000	3,030,250
Topanga Re	10/5/2023	226,090	227,500
Torrey Pines Re	3/12/2021	500,000	487,550
Torricelli Re 2021	7/1/2021	—	64,800
Torricelli Re 2023	7/19/2023	2,500,000	2,782,150
Ursa Re	4/12/2023	1,000,000	1,008,400
Viribus Re 2019	12/27/2018	—	4,650
Viribus Re 2020	3/12/2020	101,920	33,200
Viribus Re 2023	1/8/2023	2,000,000	2,634,200
Vitality Re XI	1/31/2020	249,843	249,500
Vitality Re XIII	3/6/2023	1,688,316	1,716,925
Vitality Re XIV	1/25/2023	3,261,232	3,269,500
Vitality Re XIV	1/25/2023	600,000	599,580
Walton Health Re 2019	7/18/2019	89,456	156,474
Walton Heath Re 2021	6/28/2021	69,944	30,944
White Heron Re	8/30/2023	2,324,755	2,512,500
Woburn Re 2019	1/30/2019	79,729	100,452
X5 Retail Group NV (G.D.R.)	9/17/2020	1,738,218	29,164
Total Restricted Securities			$99,680,267
% of Net assets			3.8%
Pioneer Multi-Asset Income Fund |  | 10/31/2332

Schedule of Investments  |  10/31/23
(unaudited) (continued)
FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
165	Japan 10 Year Bond (OSE)	12/13/23	$(158,915,842)	$(156,481,940)	$2,433,902
253	NASDAQ 100 E-Mini	12/15/23	(78,854,391)	(73,320,665)	5,533,726
1,798	S&P 500 E-Mini	12/15/23	(406,869,901)	(378,681,275)	28,188,626
			$(644,640,134)	$(608,483,880)	$36,156,254
TOTAL FUTURES CONTRACTS			$(644,640,134)	$(608,483,880)	$36,156,254
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— Great British Pound
RUB	— Russia Ruble
ZAR	— South Africa Rand
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$16,572,421	$—	$16,572,421
Common Stocks
Consumer Staples Distribution & Retail	6,624,578	—	643,079	7,267,657
Oil, Gas & Consumable Fuels	311,869,949	—	581,137	312,451,086
All Other Common Stocks	855,020,067	—	—	855,020,067
33Pioneer Multi-Asset Income Fund |  | 10/31/23

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$84,166,550	$—	$84,166,550
Collateralized Mortgage Obligations	—	81,942,419	—	81,942,419
Commercial Mortgage-Backed Securities	—	6,362,793	—	6,362,793
Convertible Corporate Bonds	—	25,600,429	—	25,600,429
Corporate Bonds	—	225,847,967	—	225,847,967
Convertible Preferred Stock	434,647	—	—	434,647
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	8,218,873	8,218,873
Multiperil – Worldwide	—	—	2,734,488	2,734,488
Windstorm – North Carolina	—	—	748,725	748,725
Windstorm – U.S. Multistate	—	—	2,512,500	2,512,500
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,926,950	2,926,950
Multiperil – Worldwide	—	—	30,095,725	30,095,725
All Other Insurance-Linked Securities	—	51,218,790	—	51,218,790
Foreign Government Bonds
Russia	—	—	65,013	65,013
All Other Foreign Government Bonds	—	21,058,268	—	21,058,268
Closed-End Fund	14,658,945	—	—	14,658,945
Equity Linked Notes
Broadline Retail	—	24,321,175	3,378,690	27,699,865
Oil, Gas & Consumable Fuels	—	62,612,121	10,098,120	72,710,241
Pharmaceuticals	—	—	4,226,504	4,226,504
All Other Equity Linked Notes	—	311,307,025	—	311,307,025
U.S. Government and Agency Obligations	—	385,147,650	—	385,147,650
Repurchase Agreements	23,900,000	—	—	23,900,000
Open-End Fund	26,961,247	—	—	26,961,247
Over The Counter (OTC) Put Options On Indices Purchased	—	5,302,009	—	5,302,009
Total Investments in Securities	$1,239,469,433	$1,301,459,617	$66,229,804	$2,607,158,854
Other Financial Instruments
Net unrealized appreciation on futures contracts	$36,156,254	$—	$—	$36,156,254
Total Other Financial Instruments	$36,156,254	$—	$—	$36,156,254
Pioneer Multi-Asset Income Fund |  | 10/31/2334

Schedule of Investments  |  10/31/23
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Foreign Government Bonds	Equity Linked Notes	Total
Balance as of 7/31/23	$1,156,190	$41,184,378	$98,568	$—	$42,439,136
Realized gain (loss)	—	—	$(210,222)	—	$(210,222)
Changed in unrealized appreciation (depreciation)	$68,026	$3,274,422	$790,317	$(1,658,676)	$2,474,089
Return of capital	—	$(257,706)	$(2,293)	—	$(259,999)
Purchases	—	$3,036,167	—	—	$3,036,167
Sales	—	—	$(611,357)	—	$(611,357)
Transfers in to Level 3*	—	—	—	$19,361,990	$19,361,990
Transfers out of Level 3*	—	—	—	—	—
Balance as of 10/31/23	$1,224,216	$47,237,261	$65,013	$17,703,314	$66,229,804
*	Transfers are calculated on the beginning of period values. During the three months ended October 31, 2023, few securities are valued at $19,361,990 were transferred from Level 2 to Level 3, due to valuing the securities using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2023:	$1,685,111
35Pioneer Multi-Asset Income Fund |  | 10/31/23